TAX EXPENSE (Details 5) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Bad debts provision and others	$ 5,371,073	$ 7,673,965	$ 1,759,248
Deferred revenues	3,449	1,005,139	2,693,787
Accrued expenses	8,475,330	6,147,803	3,678,010
Long-term payables	4,263,756	4,921,134	4,352,416
Inventory write-down	2,550,720	4,049,350	4,086,801
Advance to suppliers provision	2,494,574	1,793,446	1,051,551
Warranty provision	14,442,248	9,677,718	5,255,845
Net operating loss	2,448,583
Total deferred tax assets	40,049,733	35,268,555	22,877,658
Valuation allowance on deferred tax assets	(10,544,364)	(10,342,795)	(7,408,349)
Total	29,505,369	24,925,760	15,469,309
Valuation allowance on portion of the deferred tax asset that more likely than not will be realized	10,544,364
Analysis as:
Current	10,466,825	10,258,325	5,543,246
Noncurrent	19,038,544	14,667,435	9,926,063
Total	29,505,369	24,925,760	15,469,309
Undistributed earnings of subsidiaries considered to be indefinitely reinvested	530,600,000
Net operating losses	$ 19,084,332